Huntington Funds
Huntington Macro 100 Fund
Huntington Michigan Tax-Free Fund
Investment A Shares, Investment B Shares, Trust Shares
Supplement to current Prospectuses dated May 1, 2008

1.	In the Macro 100 Fund Investment A Shares and Investment B Shares prospectus, please delete the section entitled "Fees and Expenses" in its entirety and replace with the following:

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees (fees paid directly from your investment)	Investment A Shares	Investment B Shares

Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*	5.75%	0%
Maximum Deferred Sales Charge (Load) (as a percentage of net assets value)**	0%	5.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Investment A Shares	Investment B Shares

Investment Advisory Fees	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	0.75%
Shareholder Service Fees	0.25%	0.25%
Other Expenses	0.54%	0.54%

Total Direct Annual Fund Operating Expenses	1.79%	2.29%

*	This sales charge varies depending upon how much you invest. See “Sales Charges.”
**
A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

***	Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$746	$1,106	$1,489	$2,559
Investment B Shares
If you do not sell your Shares:	$232	$715	$1,225	$2,501
If you sell your Shares at the end of the period:	$732	$1,015	$1,425	$2,501

2.	In the Macro 100 Fund Trust Shares prospectus, please delete the section entitled "Fees and Expenses" in its entirety and replace with the following:

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees* (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Trust Shares

Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	None
Shareholder Service Fees	0.25%
Other Expenses	0.54%

Total Direct Annual Fund Operating Expenses	1.54%

* Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Trust Shares	$157	$486	$839	$1,834

3.	In the Michigan Tax-Free Fund Investment A Shares and Investment B Shares prospectus, please delete the section entitled "Fees and Expenses" in its entirety and replace with the following:

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees (fees paid directly from your investment)	Investment A Shares	Investment B Shares

Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*	4.75%	0%
Maximum Deferred Sales Charge (Load) (as a percentage of net assets value)**	0%	5.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Investment A Shares	Investment B Shares

Investment Advisory Fees	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	0.75%
Shareholder Servicing Fees	0.25%	0.25%
Other Expenses	0.83%	0.83%

Total Annual Fund Operating Expenses	1.83%	2.33%

*	This sales charge varies depending upon how much you invest. See “Sales Charges.”
**
A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

***	Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$652	$1,023	$1,418	$2,521
Investment B Shares
If you do not sell your Shares:	$236	$727	$1,245	$2,541
If you sell your Shares at the end of the period:	$736	$1,027	$1,445	$2,541

4.	In the Michigan Tax-Free Fund Trust Shares prospectus, please delete the section entitled "Fees and Expenses" in its entirety and replace with the following:

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees* (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Trust Shares

Investment Advisory Fees	0.50%
Distribution (12b-1) Fees	None
Shareholder Servicing Fees	0.25%
Other Expenses	0.83%

Total Annual Fund Operating Expenses	1.58%

* Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Trust Shares	$161	$499	$860	$1,878

August 25, 2008

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